Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Schedule of Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and Other-than-Temporary Impairment (OTTI) of Fixed Maturity and Equity Securities
The following tables show the cost or amortized cost, gross unrealized gains and losses, fair value and other-than-temporary impairment ("OTTI") of the Company's fixed maturity and equity securities as of the dates indicated:

	December 31, 2016
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States government and government agencies and authorities	$685	$146	$—	$831	$—
States, municipalities and political subdivisions	6,347	410	—	6,757	—
Foreign governments	255	114	—	369	—
Residential mortgage-backed	3,129	494	—	3,623	294
U.S. corporate	17,734	1,915	(17)	19,632	—
Foreign corporate	3,819	617	—	4,436	—
Total fixed maturity securities	$31,969	$3,696	$(17)	$35,648	$294
Equity securities:
Non-redeemable preferred stocks	$139	$87	$—	$226	$—

	December 31, 2015
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States government and government agencies and authorities	$646	$167	$—	$813	$—
States, municipalities and political subdivisions	24,128	1,547	(1)	25,674	—
Foreign governments	255	114	—	369	—
Commercial mortgage-backed	385	6	—	391	—
Residential mortgage-backed	6,356	925	(9)	7,272	438
U.S. corporate	38,997	5,309	(198)	44,108	(79)
Foreign corporate	6,326	802	(7)	7,121	—
Total fixed maturity securities	$77,093	$8,870	$(215)	$85,748	$359
Equity securities:
Non-redeemable preferred stocks	$6,932	$611	$(124)	$7,419	$—
(a)  Represents the amount of OTTI recognized in accumulated other comprehensive income ("AOCI"). Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

Schedule of Cost or Amortized Cost and Fair Value of Fixed Maturity Securities by Contractual Maturity
The cost or amortized cost and fair value of fixed maturity securities at December 31, 2016 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$1,135	$1,162
Due after one year through five years	9,158	9,983
Due after five years through ten years	5,410	5,788
Due after ten years	13,137	15,092
Total	28,840	32,025
Residential mortgage-backed	3,129	3,623
Total	$31,969	$35,648

Schedule of Major Categories of Investment Income
Major categories of net investment income were as follows:

	Years Ended December 31,
	2016	2015	2014
Fixed maturity securities	$2,155	$4,444	$4,892
Equity securities	67	460	477
Commercial mortgage loans on real estate	196	1,252	1,681
Policy loans	(2)	11	12
Other investments	92	8	20
Total investment income	2,508	6,175	7,082
Investment expenses	(71)	(210)	(248)
Net investment income	$2,437	$5,965	$6,834

Summary of Proceeds from Sales of Available-for-Sale Securities and the Gross Realized gains and Gross Realized Losses
The following table summarizes the proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses that have been included in earnings as a result of those sales.

	For the Years Ended December 31,
	2016	2015	2014
Proceeds from sales	$60,872	$3,062	$6,303
Gross realized gains (a)	5,202	416	404
Gross realized losses (b)	(495)	(27)	(106)

(a)	The year ended December 31, 2016 gross realized gains includes $5,150 related to the sale of Assurant Employee Benefits as described in Note 1.

(b)	The year ended December 31, 2016 gross realized losses includes $482 related to the sale of Assurant Employee Benefits as described in Note 1.

Schedule of Net Realized Gains (Losses), Including Other-Than-Temporary-Investments
The following table sets forth the net realized gains (losses), including other-than-temporary impairments, recognized in the statement of operations as follows:

	Years Ended December 31,
	2016	2015	2014
Net realized gains related to sales and other:
Fixed maturity securities	$4,371	$354	$248
Equity securities	402	4	3
Commercial mortgage loans on real estate	718	266	12
Total net realized gains related to sales and other (a)	5,491	624	263
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	(49)	(94)	—
Total net realized gains	$5,442	$530	$263

(a) The year ended December 31, 2016 net gains includes $5,265 related to the sale of Assurant Employee Benefits as described in Note 1.

Schedule of Credit Loss Impairments on Fixed Maturity Securities for Which a Portion of the OTTI Loss was Recognized in AOCI
The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts.

	Years Ended December 31,
	2016	2015	2014
Balance, beginning of year	$551	$552	$446
Additions for credit loss impairments recognized in the current period on securities previously impaired	49	—	—
Additions for credit loss impairments recognized in the current period on securities not previously impaired	—	94	—
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(170)	(68)	(132)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(113)	(27)	238
Balance, end of year	$317	$551	$552

Schedule of Gross Unrealized Losses on Fixed Maturity Securities and Equity Securities
The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities at December 31, 2016 and 2015 were as follows:

	December 31, 2016
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
U.S. Corporate	$3,969	$(17)	$—	$—	$3,969	$(17)

	December 31, 2015
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
States, municipalities and political subdivisions	$101	$(1)	$—	$—	$101	$(1)
Residential mortgage-backed	—	—	522	(9)	522	(9)
U.S. corporate	693	(93)	395	(105)	1,088	(198)
Foreign corporate	995	(7)	—	—	995	(7)
Total fixed maturity securities	$1,789	$(101)	$917	$(114)	$2,706	$(215)
Equity securities:
Non-redeemable preferred stocks	$2,561	$(81)	$385	$(43)	$2,946	$(124)

Schedule of Cost or Amortized Cost and Fair Value of Available-for-Sale Fixed Maturity Securities in an Unrealized Loss Position
The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position at December 31, 2016, by contractual maturity, is shown below.

	Cost or Amortized Cost	Fair Value
Due after one year through five years	$243	$241
Due after ten years	3,743	3,728
Total	$3,986	$3,969